First Trust Short Duration Managed Municipal ETF (FSMB)
Portfolio of Investments
October 31, 2024 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS — 99.9%
	Alabama — 4.9%
$130,000	Black Belt Energy Gas Dist AL Gas Prepay Rev Proj No 4, Ser A-1 (Mandatory put 12/01/25)	4.00%	12/01/49	$130,560
1,035,000	Black Belt Energy Gas Dist AL Gas Proj Rev Bonds Proj No 7, Ser C-1 (Mandatory put 12/01/26)	4.00%	10/01/52	1,039,673
490,000	Black Belt Energy Gas Dist AL Gas Proj Rev Proj No 6, Ser B (Mandatory put 12/01/26)	4.00%	10/01/52	492,212
3,760,000	Black Belt Energy Gas Dist AL Gas Proj Rev, Ser C (Mandatory put 07/01/31)	5.00%	05/01/55	4,016,171
1,165,000	Black Belt Energy Gas Dist AL Gas Proj Rev, Ser C-1	5.25%	12/01/27	1,221,532
1,000,000	Black Belt Energy Gas Dist AL Gas Proj Rev, Ser C-1 (Mandatory put 06/01/29)	5.25%	02/01/53	1,061,097
1,500,000	Black Belt Energy Gas Dist AL Gas Proj Rev, Ser E	5.00%	06/01/26	1,528,332
1,000,000	Energy SE AL A Cooperative Dist Energy Sply Rev, Ser B (Mandatory put 06/01/32)	5.25%	07/01/54	1,076,921
2,470,000	Lower AL Gas Dist Gas Proj Rev Bonds Proj 2 (Mandatory put 12/01/25)	4.00%	12/01/50	2,479,160
300,000	Midcity Impt Dist AL Spl Assmnt Rev	3.88%	11/01/27	287,837
2,315,000	SE Energy Auth AL Cmdy Sply Rev Proj #1, Ser A (Mandatory put 10/01/28)	4.00%	11/01/51	2,328,019
2,095,000	SE Energy Auth AL Cmdy Sply Rev Proj #2, Ser B	4.00%	06/01/30	2,108,612
500,000	SE Energy Auth AL Cmdy Sply Rev Proj No 3, Ser A-1	5.00%	12/01/26	513,617
2,000,000	Selma AL Indl Dev Brd Rev Var Intl Paper Company Proj Ref Remk, Ser A (Mandatory put 10/01/31)	3.45%	11/01/33	1,984,152
				20,267,895
	Arizona — 2.0%
1,340,000	AZ Indl Dev Auth Hosp Rev Phoenix Children’s Hosp, Ser A	5.00%	02/01/35	1,445,006
1,250,000	AZ St Indl Dev Auth Edu Rev Acads of Math & Science Proj, Ser B (a)	5.00%	07/01/29	1,267,389
855,000	AZ St Indl Dev Auth Edu Rev Doral Acdmy NV Fire Mesa & Red Rock Cmps Proj, Ser A	3.55%	07/15/29	835,180
965,000	AZ St Indl Dev Auth Edu Rev Pinecrest Acdmy Horizon Inspirada & St Rose Cmps, Ser A (a)	5.00%	07/15/28	980,063
100,000	AZ St Indl Dev Auth Edu Rev Ref Basis Schs Projs, Ser A (a)	5.00%	07/01/26	100,872
230,000	AZ St Indl Dev Auth Edu Rev Ref Doral Acdmy of Northern NV Proj, Ser A (a)	4.00%	07/15/26	229,951
500,000	AZ St Indl Dev Auth Natl Chrt Sch Revolving Loan Fd Equitable Sch Revolving Fund Sustainable Bonds, Ser A	4.00%	11/01/27	503,845
345,000	AZ St Indl Dev Auth Natl Chrt Sch Revolving Loan Fd Equitable Sch Revolving Fund Sustainable Bonds, Ser A	5.00%	11/01/32	382,756
1,250,000	Chandler AZ Indl Dev Auth Indl Dev Rev Var Intel Corp Proj, Ser 2022-2, AMT (Mandatory put 09/01/27)	5.00%	09/01/52	1,280,549
1,000,000	Coconino Cnty AZ Poll Controlcorp Var Ref NV Pwr Co Proj Remk, Ser B (Mandatory put 03/31/26)	3.75%	03/01/39	996,981
95,000	Glendale AZ Indl Dev Auth Sr Living Facs Rev Ref Royal Oaks Life Care Cmnty	4.00%	05/15/29	92,877
				8,115,469
	California — 4.5%
910,000	CA Cmnty Choice Fing Auth Clean Energy Proj Rev Clean Energy Proj Rev Bonds Sustainable Bond, Ser A-1 (Mandatory put 04/01/32)	5.00%	05/01/54	982,385

First Trust Short Duration Managed Municipal ETF (FSMB)
Portfolio of Investments (Continued)
October 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	California (Continued)
$350,000	CA Cmnty Choice Fing Auth Clean Energy Proj Rev Sustainable Bond, Ser A-1 (Mandatory put 08/01/28)	4.00%	05/01/53	$353,172
4,500,000	CA Cmnty Choice Fing Auth Clean Energy Proj Rev Sustainable Bond, Ser B-1 (Mandatory put 08/01/31)	4.00%	02/01/52	4,541,890
1,000,000	CA Cmnty Choice Fing Auth Clean Energy Proj Rev Sustainable Bond, Ser B-1 (Mandatory put 08/01/29)	5.00%	07/01/53	1,057,783
385,000	CA St Hlth Facs Fing Auth Rev El Camino Hosp	5.00%	02/01/33	400,969
1,250,000	CA St Hlth Facs Fing Auth Rev Initial Entrance Fees, Ser A	3.85%	11/15/27	1,252,260
1,160,000	CA St Hlth Facs Fing Auth Rev Var Ref Stanford Hlth Care, Ser A (Mandatory put 08/15/25)	3.00%	08/15/54	1,155,409
525,000	CA St Muni Fin Auth Mobile Home Park Rev Ref Sr Caritas Projs, Ser A	5.00%	08/15/25	532,036
100,000	CA St Muni Fin Auth Ref Palomar Hlth, Ser A, AGM, COPS	5.00%	11/01/27	105,285
1,000,000	CA St Muni Fin Auth Spl Fac Rev United Airls Inc Proj, AMT	4.00%	07/15/29	999,476
1,000,000	CA St Poll Control Fin Auth Sol Wst Disp Rev Ref Wst Mgmt Inc, Ser B-1, AMT	3.00%	11/01/25	994,643
2,000,000	CA St Poll Control Fin Auth Sol Wst Disp Rev Var Ref Rep Svcs Inc Proj Remk, AMT (Mandatory put 02/18/25) (a) (b)	4.05%	07/01/43	1,998,766
1,000,000	CA St Poll Control Fin Auth Sol Wst Disp Rev Var Wst Mgmt Proj Remk, Ser A, AMT (Mandatory put 07/02/29)	4.25%	07/01/31	1,022,910
350,000	CA St Sch Fin Auth Chrt Sch Rev Ref Classical Academies Oceanside Proj, Ser A (a)	4.00%	10/01/27	350,672
80,000	CA St Stwd Cmntys Dev Auth Spl Tax Rev Impt Area No 1	4.00%	09/01/25	80,034
355,000	CA St Stwd Cmntys Dev Auth Stwd Rev Dev Auth, Ser 2021A	4.00%	09/02/25	354,607
100,000	Folsom Ranch CA Fing Auth Spl Tax Rev White Rock Springs Ranch	4.00%	09/01/26	101,133
475,000	Fontana CA Spl Tax Cmnty Facs Dt #109	5.00%	09/01/30	507,286
260,000	Fontana CA Spl Tax Cmnty Facs Dt #109	5.00%	09/01/32	279,232
730,000	Los Angeles CA Dept of Arpts Arpt Rev Subord Ref, Ser A, AMT	5.00%	05/15/29	779,309
70,000	Roseville CA Spl Tax Svsp Westpark Federico Cmnty Facs Dt No 1	3.00%	09/01/25	69,085
85,000	Roseville CA Spl Tax Svsp Westpark Federico Cmnty Facs Dt No 1	4.00%	09/01/26	85,241
140,000	San Francisco CA City & Cnty Arpts Commn Intl Arpt Rev Ref, 2nd Ser, Ser A	4.00%	05/01/26	142,640
145,000	San Francisco CA City & Cnty Dev Spl Tax Dist No Mission Rock Fac and Svcs, Ser A (a)	4.00%	09/01/26	145,656
100,000	San Luis Obispo CA Cmnty Facs Dist #2019-1 Spl Tax	4.00%	09/01/26	100,973
225,000	Western Placer Wst Mgmt Auth CA Solid Wst Rev Landfill Impt Proj, Ser B	5.00%	06/01/34	235,930
				18,628,782
	Colorado — 2.5%
500,000	CO St Eductnl & Cultural Facs Auth Rev Ref & Impt Chrt Sch Univ Lab Bldg Corp (a)	5.00%	12/15/28	504,797
400,000	CO St Hlth Facs Auth Rev Commonspirit Hlth Oblig Grp, Ser A	5.00%	11/01/26	415,064
1,000,000	CO St Hlth Facs Auth Rev Ref Frasier Meadows Retmnt Cmnty Proj, Ser A	5.25%	05/15/30	1,027,201
125,000	CO St Hlth Facs Auth Rev Var Ref Intermountain Hlthcare, Ser B (Mandatory put 08/17/26)	5.00%	05/15/62	128,854
2,000,000	CO St Hlth Facs Auth Rev Var Ref Intermountain Hlthcare, Ser C (Mandatory put 08/15/28)	5.00%	05/15/62	2,131,575
1,290,000	Denver City & Cnty CO Arpt Rev Ref Sub Sys, Ser A, AMT	5.00%	12/01/31	1,348,406
1,000,000	Denver City & Cnty CO Arpt Rev Ref Sub Sys, Ser A, AMT	5.00%	12/01/34	1,038,925

First Trust Short Duration Managed Municipal ETF (FSMB)
Portfolio of Investments (Continued)
October 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Colorado (Continued)
$1,000,000	Denver City & Cnty CO Arpt Rev Var Ref, Ser B2, AMT (Mandatory put 11/15/25)	5.00%	11/15/31	$1,012,678
770,000	Denver City & Cnty CO Arpt Rev, Ser A, AMT	5.00%	11/15/25	782,123
270,000	Gold Hill Mesa Met Dist #2 CO Ltd Tax & Spl Rev Ref, Ser A, BAM	5.00%	12/01/25	273,736
500,000	Sand Creek CO Met Dist Ref Ltd Tax, Ser A	4.00%	12/01/31	493,858
1,055,000	Traditions CO Met Dist #2 Ref, BAM	5.00%	12/01/32	1,093,717
				10,250,934
	Connecticut — 2.0%
215,000	CT St Hlth & Eductnl Facs Auth Rev Hartford Hlthcare, Ser A	5.00%	07/01/30	229,619
135,000	CT St Hlth & Eductnl Facs Auth Rev Ref Yale Univ, Ser A-2 (Mandatory put 07/01/26)	2.00%	07/01/42	132,395
1,700,000	CT St Hlth & Eductnl Facs Auth Rev Var Remk, Ser A (Mandatory put 02/10/26)	2.80%	07/01/48	1,689,351
1,365,000	CT St Hsg Fin Auth Ref St Supported Spl Oblig, Ser 21, AMT	4.00%	06/15/30	1,368,931
2,000,000	CT St Spl Tax Oblig Rev Transprtn Infra, Ser A	5.00%	09/01/30	2,062,503
140,000	CT St Spl Tax Oblig Rev, Ser B	5.00%	10/01/27	148,705
1,000,000	CT St, Ser B	5.00%	06/15/25	1,010,751
1,500,000	E Hartford CT Hsg Auth Multifamily Hsg Rev Var Summerfield Townhouses Proj, Ser A (Mandatory put 02/01/25)	4.25%	02/01/27	1,500,616
				8,142,871
	District of Columbia — 0.5%
1,000,000	Met Washington DC Arpts Auth Arpt Sys Rev Ref, Ser A, AMT	5.00%	10/01/28	1,055,667
1,060,000	Met Washington DC Arpts Auth Arpt Sys Rev Ref, Ser A, AMT	5.00%	10/01/30	1,111,313
				2,166,980
	Florida — 8.7%
200,000	Alachua Cnty FL Hlth Facs Auth CCRC Ref Oak Hammock at the Univ of FL Inc Proj	4.00%	10/01/25	199,389
135,000	Alachua Cnty FL Hlth Facs Auth CCRC Ref Oak Hammock at the Univ of FL Inc Proj	4.00%	10/01/26	134,479
1,165,000	Babcock Ranch Cmnty Indep Spl Dist FL Spl Assmnt Rev Assmt Area 3A (a)	4.50%	11/01/29	1,182,303
260,000	Babcock Ranch Cmnty Indep Spl Dist FL Spl Assmnt Rev Proj, Ser 2021	2.38%	05/01/26	253,175
165,000	Babcock Ranch Cmnty Indep Spl Dist FL Spl Assmnt Rev Proj, Ser 2022	4.13%	05/01/27	164,817
105,000	Berry Bay CDD FL Spl Assmnt Rev Assmnt Area One	2.63%	05/01/26	102,680
645,000	Berry Bay CDD FL Spl Assmnt Rev Assmnt Area One	3.13%	05/01/31	599,986
155,000	Black Creek FL CDD Spl Assmnt Expansion Area Proj	4.80%	06/15/27	156,857
1,285,000	Broward Cnty FL Port Facs Rev Sr Bond, Ser B, AMT	5.00%	09/01/28	1,354,254
350,000	Cross Creek N CDD FL Spl Assmnt, Ser 2022	3.40%	05/01/27	347,015
610,000	Edgewater E CDD FL Spl Assmnt Rev Assmnt Area Two	3.00%	05/01/27	592,236
150,000	Epperson N CDD FL Capital Impt Rev Assmnt Area Three, Ser A	2.45%	11/01/26	145,170
355,000	Escambia Cnty FL Envrnmntl Impt Rev Var Ref Intl Paper Co Proj Remk, Ser B (Mandatory put 10/01/31)	3.45%	11/01/33	352,187
500,000	FL St Dept Gen Svcs Div Facs Mgmt Rev Ref FL Facs Pool, Ser A	4.00%	09/01/30	513,904
155,000	FL St Dev Fin Corp Eductnl Facs Rev River City Science Acdmy Projs, Ser A	4.00%	07/01/26	154,284
150,000	FL St Dev Fin Corp Eductnl Facs Rev River City Science Acdmy Projs, Ser A	4.00%	07/01/28	151,423

First Trust Short Duration Managed Municipal ETF (FSMB)
Portfolio of Investments (Continued)
October 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Florida (Continued)
$100,000	FL St Dev Fin Corp Sr Living Rev Ref Glenridge on Palmer Ranch Proj (a)	4.00%	06/01/25	$99,781
1,750,000	FL St Hsg Fin Corp Var The Sailx On Vine, Ser E (Mandatory put 06/01/27)	3.80%	06/01/42	1,762,706
65,000	Gulfstream Polo Cmnty Dev Dist FL Spl Assmnt Phase 2 Proj	3.00%	11/01/24	65,000
380,000	Harmony FL CDD Capital Impt Rev Ref	5.00%	05/01/25	380,131
845,000	Hidden Creek N Cmnty Dev Dist FL Spl Assmnt, Ser A1	4.00%	11/01/30	843,656
105,000	Hills Minneola Cmnty Dev Dist FL Spl Assmnt Rev S Parcel Assmnt Area (a)	3.00%	05/01/25	104,402
2,200,000	Hills Minneola Cmnty Dev Dist FL Spl Assmnt Rev S Parcel Assmnt Area (a)	3.50%	05/01/31	2,093,411
750,000	Lakes By The Bay S FL CDD Assmnt Ref	5.00%	05/01/27	767,248
1,000,000	Lee Cnty FL Indl Dev Auth Hlthcare Facs Rev Shell Point, Ser 2024B-3 (Temps-50)	4.13%	11/15/29	1,002,021
240,000	Lee Cnty FL Indl Dev Auth Hosp Rev Exchange Ref Lee Hlth Sys, Ser 2019 A-1	5.00%	04/01/35	252,313
350,000	Liberty Cove CDD FL Spl Assmnt Rev Assmnt Area One Proj	4.80%	05/01/31	349,732
375,000	LTC Ranch W Rsdl Cmnty Dev Dist Spl Assmnt Rev Assmnt Area One Proj, Ser A	2.50%	05/01/26	365,706
145,000	LTC Ranch W Rsdl Cmnty Dev Dist Spl Assmnt Rev Assmnt Area Two Proj Pod 5, Ser AA2	4.85%	05/01/31	145,890
500,000	Martin Cnty FL Hlth Facs Auth Martin Mem Med Ctr (Pre- refunded maturity 11/15/24)	5.00%	11/15/45	500,236
1,500,000	Miami Dade Cnty FL Eductnl Facs Auth Rev Ref Univ of Miami, Ser A (c)	5.00%	04/01/33	1,680,934
2,035,000	Miami-Dade Cnty FL Sch Brd Ref, Ser C, COPS	5.00%	02/01/32	2,064,700
4,000,000	Miami-Dade Cnty FL Seaport Rev Ref Sr Bonds, Ser A, AMT	5.00%	10/01/30	4,256,184
205,000	Mirada II Cmnty Dev Dist FL Cap Impt Rev	2.50%	05/01/26	199,774
1,000,000	Nthrn Palm Beach Cnty FL Impt Distwtr Ctl & Impt Unit Dev No 2C	5.00%	08/01/46	1,000,473
1,770,000	Palm Beach Cnty FL Hlth Facs Auth Ref Acts Retmnt Life Cmntys Inc Oblig Grp	5.00%	11/15/32	1,815,112
500,000	Parrish Lakes CDD Capital Impt Rev Assmnt Area Three	5.00%	05/01/31	500,404
125,000	Pine Isle Cmnty Dev Dist FL Spl Assmnt 2021 Proj (a)	2.38%	12/15/26	121,511
415,000	Rhodine Road N CDD FL Spl Assmnt 2019 Assmnt Area	4.00%	05/01/30	417,727
1,000,000	S Kendall FL CDD Spl Assmnt Ref	4.00%	11/01/31	988,087
145,000	Saint Johns Cnty FL Indl Dev Auth Sr Living Rev Ref Vicar’s Landing Proj, Ser A	4.00%	12/15/24	144,832
450,000	Saltleaf CDD FL Capital Impt Rev	4.75%	05/01/31	451,210
960,000	San Simeon Cmnty Dev Dist FL Spl Assmnt (a)	3.75%	06/15/31	924,987
240,000	Sarasota Natl FL CDD Spl Assmnt Ref	3.00%	05/01/25	238,962
740,000	Shell Point Cmnty Dev Dist FL Spl Assmnt (a)	4.50%	11/01/29	747,426
105,000	Shingle Creek at Bronson CDD FL Spl Assmnt	2.50%	06/15/26	102,607
235,000	Silver Palms W CDD FL Spl Assmnt 2022 Proj	2.60%	06/15/27	225,750
145,000	Six Mile Creek FL CDD Capital Impt Rev Assmnt Area 3 Phase 1	2.50%	05/01/26	141,849
465,000	Summer Woods CDD FL Spl Assmnt Area Two 2020 Proj	3.30%	05/01/31	435,601
870,000	The Heights CDD FL Spl Assmnt Rev CDD	4.00%	01/01/28	868,419
325,000	Timber Creek SW CDD FL Spl Assmnt Area Two Proj	2.35%	12/15/26	313,604
780,000	Tolomato FL CDD Ref 2022A Assmnt Area, Ser A, AGM	3.00%	05/01/26	772,742
825,000	Tolomato FL CDD Ref 2022A Assmnt Area, Ser A, AGM	3.00%	05/01/28	820,797
250,000	Two Rivers W CDD FL Spl Assmnt Proj, Ser 2024 (a)	4.80%	05/01/31	250,869

First Trust Short Duration Managed Municipal ETF (FSMB)
Portfolio of Investments (Continued)
October 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Florida (Continued)
$190,000	V-Dana CDD FL Spl Assmnt CDD Assmnt Area One 2021 Proj	2.60%	05/01/26	$186,193
660,000	Veranda CDD II FL Spl Assmnt Rev Ref Assmt Area 3 Preserve E Proj	4.25%	05/01/31	664,662
225,000	Villamar CDD FL Spl Assmnt	4.00%	05/01/29	224,541
425,000	Volusia Cnty FL Eductnl Fac Auth Stetson Univ Inc Proj	5.00%	06/01/30	450,450
130,000	Westside Haines City CDD Spl Assmnt Area One Proj	2.50%	05/01/26	126,827
				36,273,626
	Georgia — 6.9%
2,000,000	Appling Cnty GA Dev Auth Var GA Pwr Co Plt Hatch Proj (b)	4.20%	09/01/41	2,000,000
2,000,000	Atlanta GA Arpt Rev Ref, Ser B, AMT	5.00%	07/01/26	2,049,137
2,475,000	Bartow Cnty GA Dev Auth Var GA Pwr Comp Plant Bowen Proj Remk (Mandatory put 08/19/25)	2.88%	08/01/43	2,461,768
250,000	Bartow Cnty GA Dev Auth Var Ref GA Pwr Co Plt Bowen Proj Remk, First Ser (Mandatory put 03/08/28)	3.95%	12/01/32	256,624
1,000,000	Burke Cnty GA Dev Auth Poll Control Rev GA Pwr Co Plant Vogtle Proj Remk, 1st Ser (b)	4.20%	11/01/48	1,000,000
875,000	Burke Cnty GA Dev Auth Poll Control Rev Var GA Pwr Co Plant Vogtle Proj Remk, 5th Ser (Mandatory put 06/13/28)	3.70%	10/01/32	891,957
1,000,000	Burke Cnty GA Dev Auth Poll Control Rev Var GA Pwr Co Vogtle, 1st Ser (b)	4.05%	07/01/49	1,000,000
800,000	Burke Cnty GA Dev Auth Poll Control Rev Var Ref GA Pwr Co Plant Vogtle Proj (b)	4.15%	11/01/52	800,000
1,500,000	Burke Cnty GA Dev Auth Poll Control Rev Var Ref GA Pwr Co Plant Vogtle Proj Remk, 1st Ser (Mandatory put 03/12/27)	3.38%	11/01/53	1,505,513
250,000	Columbia Cnty GA Hosp Auth Rev Anticipation Ctfs Wellstar Hlth Sys Inc Proj, Ser B	5.00%	04/01/27	262,056
420,000	GA St Hsg & Fin Auth Rev Ref, Ser C	3.50%	06/01/31	416,975
650,000	GA St Hsg & Fin Auth Rev Ref, Ser C	3.55%	12/01/31	645,887
735,000	GA St Ref Bid Grp 3, Ser C	4.00%	07/01/25	739,658
2,000,000	Main Street Nat Gas Inc GA Gas Sply Rev, Ser A	5.00%	06/01/29	2,104,079
4,265,000	Main Street Nat Gas Inc GA Gas Sply Rev, Ser A (Mandatory put 09/01/27)	4.00%	07/01/52	4,315,984
510,000	Main Street Nat Gas Inc GA Gas Sply Rev, Ser A (Mandatory put 12/01/29)	4.00%	09/01/52	515,807
2,180,000	Main Street Nat Gas Inc GA Gas Sply Rev, Ser A (Mandatory put 09/01/31)	5.00%	05/01/54	2,325,878
800,000	Main Street Nat Gas Inc GA Gas Sply Rev, Ser B	5.00%	06/01/26	816,594
1,290,000	Main Street Nat Gas Inc GA Gas Sply Rev, Ser C (Mandatory put 09/01/26)	4.00%	03/01/50	1,300,499
100,000	Main Street Nat Gas Inc GA Gas Sply Rev, Ser D (Mandatory put 12/01/30)	5.00%	05/01/54	106,657
1,000,000	Monroe Cnty GA Dev Auth Poll Control Rev GA Pwr Co Plant Scherer Proj Remk, 1st Ser	2.25%	07/01/25	985,501
1,700,000	Monroe Cnty GA Dev Auth Poll Control Rev Var GA Pwr Co Plt Scherer Proj Remk, 2nd Ser (Mandatory put 03/06/26)	3.88%	10/01/48	1,713,478
405,000	Muni Elec Auth of GA Plant Vogtle Units 3&4 Proj M, Ser A, AGM	5.00%	07/01/28	434,371
150,000	Muni Elec Auth of GA Ref Subord General Resolution Projs, Ser A	4.00%	01/01/25	150,086
				28,798,509
	Guam — 0.1%
250,000	Guam Govt Busn Privilege Tax Rev Ref, Ser F	5.00%	01/01/28	261,173

First Trust Short Duration Managed Municipal ETF (FSMB)
Portfolio of Investments (Continued)
October 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Idaho — 0.3%
$1,250,000	ID St Hlth Facs Auth Hosp Rev Var Che Trinity Hlth Credit Grp Remk, Ser ID (Mandatory put 02/03/25) (b)	3.50%	12/01/48	$1,250,000
	Illinois — 6.8%
590,000	Bolingbrook IL Ref, Ser A, AGM	5.00%	01/01/32	617,746
115,000	Chicago IL Brd of Edu Chicago Sch Reform Brd, Ser A, NATL-RE	5.50%	12/01/26	117,696
110,000	Chicago IL Brd of Edu Ref, Ser A	5.00%	12/01/26	112,263
625,000	Chicago IL Brd of Edu Sustainable Bond, Ser E	5.13%	12/01/32	625,211
500,000	Chicago IL Midway Arpt Rev Ref Sr Lien, Ser A, AMT, BAM	5.00%	01/01/27	515,558
2,000,000	Chicago IL Midway Arpt Rev Ref Sr, Ser C, AMT	5.00%	01/01/33	2,145,119
520,000	Chicago IL O’Hare Intl Arpt Rev Gen Sr Lien, Ser D, AMT	5.00%	01/01/29	534,764
500,000	Chicago IL O’Hare Intl Arpt Rev Ref Sr Lien O’Hare Intl Arpt, Ser C, AMT	5.00%	01/01/26	507,722
100,000	Chicago IL Ref 2003B Remk (Pre-refunded maturity 01/01/25)	5.13%	01/01/27	100,225
65,000	Chicago IL Ref, Ser C, CABS	(d)	01/01/25	64,548
70,000	Chicago IL Unrefunded, Ser A	5.00%	01/01/26	70,102
2,230,000	Chicago IL Wtrwks Rev Ref 2nd Lien, AGM	5.25%	11/01/34	2,341,968
80,000	Chicago IL, Ser A (Pre-refunded maturity 01/01/25)	5.00%	01/01/26	80,150
675,000	Cook Cnty IL Sales Tax Rev Ref, Ser A	5.00%	11/15/29	737,802
2,000,000	IL St Fin Auth Gas Sply Rev Peoples Gas Light & Coke Co Remk	3.90%	03/01/30	1,961,097
225,000	IL St Fin Auth Rev Ref Ascension Hlth Credit Grp, Ser C	5.00%	02/15/27	235,505
2,000,000	IL St Fin Auth Rev Ref Ascension Hlth Credit Grp, Ser C	5.00%	02/15/30	2,082,349
1,000,000	IL St Fin Auth Rev Ref Rush Univ Med Ctr, Ser A	5.00%	11/15/24	1,000,413
2,000,000	IL St Hsg Dev Auth Mf Hsg Rev Var 6900 Crandon (Mandatory put 02/01/26)	5.00%	02/01/27	2,038,220
625,000	IL St Hsg Dev Auth Mf Hsg Rev Var S Shore (Mandatory put 06/01/25)	4.00%	06/01/26	625,834
2,000,000	IL St Muni Elec Agy Pwr Sply Ref, Ser A	5.00%	02/01/26	2,025,017
550,000	IL St Ref, Ser B	5.00%	03/01/25	552,423
500,000	IL St Sales Tax Rev Ref, Subser C, BAM	4.00%	06/15/27	504,421
180,000	IL St Toll Hwy Auth Sr, Ser B	5.00%	01/01/33	185,059
250,000	IL St, Ser B	5.00%	05/01/28	264,908
2,445,000	IL St, Ser C	5.00%	11/01/29	2,558,065
710,000	Railsplitter IL Tobacco Stlmt Auth (Pre-refunded maturity 06/01/26)	5.00%	06/01/27	732,249
1,055,000	Rock Island Cnty IL Sch Dist #41 Rock Island, BAM	5.00%	12/01/29	1,130,783
2,750,000	Schaumburg IL Ref	4.00%	12/01/24	2,750,204
1,000,000	Wauconda IL Spl Svc Area #1 Spl Tax Ref, BAM	5.00%	03/01/33	1,003,334
				28,220,755
	Indiana — 3.3%
125,000	IN Bond Bank Rev Hamilton Co Projs, CABS	(d)	01/15/26	119,353
300,000	IN St Fin Auth Econ Dev Rev Rep Svcs Inc Proj Remk, AMT (Mandatory put 12/02/24) (b)	3.95%	05/01/28	300,000
2,000,000	IN St Fin Auth Envrnmntl Facs Rev Var Ref IN Pwr & Light Co Proj, Ser A	1.40%	08/01/29	1,747,948
545,000	IN St Fin Auth Envrnmntl Rev Ref Var Duke Energy IN Inc Proj Remk, Ser A-1, AMT (Mandatory put 06/01/32)	4.50%	05/01/35	549,147
1,480,000	IN St Fin Auth Hlth Fac Rev Margaret Mary Hlth Proj, Ser A	5.00%	03/01/30	1,563,121
1,985,000	IN St Fin Auth Hlth Sys Rev IN Univ Hlth Oblig Grp, Ser B (Mandatory put 07/01/25)	2.25%	12/01/58	1,961,200
80,000	IN St Fin Auth Rev BHI Sr Living, Ser A	4.00%	11/15/26	80,006

First Trust Short Duration Managed Municipal ETF (FSMB)
Portfolio of Investments (Continued)
October 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Indiana (Continued)
$315,000	IN St Fin Auth Rev Cmnty Fdtn of NW IN Ref	5.00%	03/01/31	$316,657
1,000,000	Rockport IN Poll Control Rev Ref AEP Generating Company Proj Remk, Ser A	3.13%	07/01/25	991,304
1,000,000	Rockport IN Poll Control Rev Ref AEP Generating Company Proj Remk, Ser B	3.13%	07/01/25	991,304
3,610,000	Rockport IN Poll Control Rev Ref IN MI Pwr Co Proj Remk, Ser A	3.05%	06/01/25	3,591,124
1,525,000	Whiting IN Envrnmntl Facs Rev Ref BP Products N America Inc Proj, Ser A, AMT (Mandatory put 06/05/26)	5.00%	12/01/44	1,553,710
				13,764,874
	Iowa — 0.1%
350,000	Pefa Inc IA Gas Proj Rev (Mandatory put 09/01/26)	5.00%	09/01/49	358,109
	Kansas — 1.2%
1,000,000	Dodge City KS Temp Nts, Ser 2023-1	4.13%	09/01/25	1,000,508
2,660,000	Johnson Cnty KS Unif Sch Dist #512 Shawnee Mission Ref, Ser A	3.25%	10/01/28	2,662,565
1,370,000	Wyandotte Cnty KS Kansas City Unif Govt Spl Oblg Rev Ref Sales Tax KS Intl Speedway Corp Proj	5.00%	12/01/25	1,371,447
				5,034,520
	Kentucky — 2.4%
240,000	KY St Econ Dev Fin Auth Hlth Sys Rev Norton Hlthcare Inc, Ser B, CABS, NATL-RE	(d)	10/01/25	230,692
1,070,000	KY St Interlocal Sch Transprtn Assn Equipment Lease Re, COPS	4.00%	03/01/29	1,101,413
1,060,000	KY St Pub Energy Auth Gas Sply Rev Ref, Ser B	5.00%	08/01/28	1,109,589
1,135,000	KY St Pub Energy Auth Gas Sply Rev Ref, Ser B (Mandatory put 08/01/32)	5.00%	01/01/55	1,217,426
325,000	KY St Pub Energy Auth Gas Sply Rev Var, Ser C (Mandatory put 02/01/28)	4.00%	02/01/50	327,693
330,000	Louisville & Jefferson Cnty KY Met Govt Hlth Sys Rev Ref Norton Hlthcare Inc, Ser A	5.00%	10/01/25	334,471
200,000	Louisville & Jefferson Cnty KY Met Govt Hlth Sys Rev Var Norton Hlthcare Inc, Ser C (Mandatory put 10/01/26)	5.00%	10/01/47	205,978
2,000,000	Louisville & Jefferson Cnty KY Met Govt Hlth Sys Rev Var Norton Hlthcare Inc, Ser C (b)	4.02%	10/01/53	2,000,000
1,100,000	Meade Cnty KY Indl Bldg Rev Var Nucor Steel Brandenburg Proj Sustainable Bond, Ser B-1 (b)	4.50%	08/01/61	1,100,000
1,195,000	Paducah KY Elec Plant Brd Rev Ref, Ser A, AGM	5.00%	10/01/30	1,232,585
1,000,000	Trimble Cnty KY Envrnmntl Facs Rev Var Louisville Gas & Elec Co Proj, Ser A, AMT (Mandatory put 06/01/27)	4.70%	06/01/54	1,017,924
				9,877,771
	Louisiana — 1.1%
1,200,000	LA St Loc Govt Envrnmntl Facs & Cmnty Dev Auth Rev Ref Hosp Womans Fdtn Proj, Ser A	5.00%	10/01/33	1,237,966
1,150,000	LA St Pub Facs Auth Sol Wst Disp Fac Rev Var Elementus Minerals LLC Proj (Mandatory put 11/01/25) (a)	5.00%	10/01/43	1,159,017
455,000	New Orleans LA Aviation Brd, Ser B, AMT	5.00%	01/01/31	455,589
1,000,000	Saint James Parish LA Rev Var Nustar Logistics LP Proj Remk, Ser 2011 (Mandatory put 06/01/25) (a)	5.85%	08/01/41	1,010,696
640,000	Saint John the Baptist Parish LA Rev Var Ref Marathon Oil Corp Proj Remk, Subser 2017B-2 (Mandatory put 07/01/26)	2.38%	06/01/37	627,412
				4,490,680

First Trust Short Duration Managed Municipal ETF (FSMB)
Portfolio of Investments (Continued)
October 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Maine — 0.2%
$1,000,000	ME St Fin Auth Sol Wst Disp Rev Casella Waste Sys Proj, AMT (Mandatory put 08/01/25) (a)	5.13%	08/01/35	$1,008,759
	Maryland — 1.7%
1,550,000	MD St Econ Dev Corp Var Ref Constellation Energy Grp Proj Remk, Ser B (Mandatory put 04/03/28)	4.10%	10/01/36	1,584,739
1,000,000	MD St First Ser	4.00%	06/01/29	1,000,106
100,000	MD St Hlth & Hgr Eductnl Facs Auth Rev Ref Stevenson Univ Proj, Ser A	5.00%	06/01/28	104,195
2,385,000	MD St Hlth & Hgr Eductnl Facs Auth Rev Var Ref Johns Hopkins Hlth Sys, Ser A (b)	4.00%	06/01/48	2,385,000
925,000	MD St Stadium Auth Rev Football Stadium Issue, Ser A	5.00%	03/01/25	930,345
1,000,000	MD St Transprtn Auth Passenger Fac Charge Baltimore Washington Intl Thurgood Marshall Arpt, AMT	5.00%	06/01/25	1,007,910
				7,012,295
	Michigan — 2.1%
220,000	Detroit MI	5.00%	04/01/26	224,426
435,000	Great Lakes MI Wtr Auth Sewage Disposal Sys Rev Ref 2nd Lien, Ser C	5.00%	07/01/36	445,750
500,000	Great Lakes MI Wtr Auth Sewage Disposal Sys Rev Ref Sr Lien, Ser B	5.00%	07/01/31	514,539
140,000	Great Lakes MI Wtr Auth Wtr Sply Sys Rev Ref Second Lien, Ser D	5.00%	07/01/36	143,459
400,000	Great Lakes MI Wtr Auth Wtr Sply Sys Rev Sr Lien Bonds, Ser B	5.00%	07/01/29	435,404
1,155,000	MI St Fin Auth Rev Multi Modal McLaren Hlth Care, Ser A	5.00%	02/15/29	1,239,269
155,000	MI St Fin Auth Rev Ref Hosp McLaren Hlth Care, Ser A	5.00%	05/15/27	156,242
1,790,000	MI St Fin Auth Rev Var Trinity Hlth Credit Grp, Ser B (Mandatory put 12/01/28)	5.00%	12/01/43	1,903,378
500,000	MI St Fin Auth Rev, Ser A-1	5.00%	07/21/25	506,017
2,000,000	MI St Strategic Fund Ltd Oblg Rev Var Consumers Energy Company Proj Remk, AMT (Mandatory put 10/01/27)	3.35%	10/01/49	1,988,493
1,000,000	MI St Strategic Fund Ltd Oblg Rev Var DTE Elec Company Exempt Fac Proj, Ser 2023DT, AMT (Mandatory put 06/03/30)	3.88%	06/01/53	1,009,817
				8,566,794
	Minnesota — 1.6%
2,250,000	Buffalo MN Indep Sch Dist #877	3.00%	02/01/29	2,208,584
3,510,000	Hennepin Cnty MN Sales Tax Rev Ref 1st Lien Ballpark Proj, Ser A	5.00%	12/15/30	3,650,840
550,000	Minneapolis Saint Paul MN Met Arpts Commn Arpt Rev Ref Sub, Ser B, AMT	5.00%	01/01/35	572,897
				6,432,321
	Missouri — 1.8%
1,000,000	Kansas City MO Indl Dev Auth Arpt Spl Oblig Kansas City Intl Arpt, Ser A, AMT	5.00%	03/01/30	1,062,609
1,230,000	MO St Hlth & Eductnl Facs Auth Hlth Facs Rev Ref Saint Lukes Hlth Sys Inc	4.00%	11/15/33	1,233,802
1,000,000	MO St Hlth & Eductnl Facs Auth Hlth Facs Rev Ref, Ser C (Mandatory put 05/01/28)	5.00%	05/01/52	1,063,078
760,000	MO St Hlth & Eductnl Facs Auth Lutheran Sr Svcs Projs	4.00%	02/01/28	769,212
500,000	MO St Hlth & Eductnl Facs Auth Ref Lutheran Sr Svcs Projs, Ser A	5.00%	02/01/29	526,927
485,000	MO St Hlth & Eductnl Facs Auth Ref Lutheran Sr Svcs Projs, Ser A	5.00%	02/01/30	514,332

First Trust Short Duration Managed Municipal ETF (FSMB)
Portfolio of Investments (Continued)
October 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Missouri (Continued)
$1,485,000	Pettis Cnty MO Sch Dist Sedalia Lease Sedalia Sch Dist No 200 of Pettis Cnty, MO Proj, COPS	5.00%	04/15/29	$1,583,717
575,000	Saint Louis Cnty MO Pattonville Sch Dist #R-3	4.00%	03/01/25	576,437
				7,330,114
	Montana — 0.5%
2,000,000	Forsyth Mt Poll Control Rev Ref Northwestern Corp Colstrip Proj	3.88%	07/01/28	2,030,174
	Nebraska — 0.7%
1,000,000	Centrl Plains Energy Proj NE Gas Proj Rev Var Ref Proj #4, Ser A (Mandatory put 11/01/29)	5.00%	05/01/54	1,055,440
400,000	Muni Energy Agy of NE Ref	5.00%	04/01/28	415,495
250,000	Omaha NE Pub Dist Elec Rev Ref Sys, Ser A	5.00%	02/01/28	255,765
1,235,000	Omaha NE Pub Facs Corp Lease Rev, Ser A	4.00%	04/15/25	1,238,033
				2,964,733
	Nevada — 0.5%
120,000	Clark Cnty NV Sch Dist Bldg Cr, Ser B, AGM	5.00%	06/15/31	128,335
260,000	Las Vegas NV Spl Impt Dist #808 & #810 Ref	5.00%	06/01/28	260,134
980,000	Las Vegas NV Spl Impt Dist #812 Loc Impt Summerlin Vlg 24	5.00%	12/01/31	991,362
225,000	Las Vegas NV Spl Impt Dist #816 Summerlin Vlg 22	2.00%	06/01/26	216,236
470,000	NV Dept of Busn & Ind NV Doral Acdmy, Ser A	5.00%	07/15/27	473,311
				2,069,378
	New Hampshire — 0.3%
1,175,000	Natl Fin Auth NH Pollution Control Rev Ref NY St Elec & Gas Corp Proj, Ser A, AMT	4.00%	12/01/28	1,178,868
	New Jersey — 2.7%
1,000,000	Casino Reinvestment Dev Auth NJ Luxury Tax Rev Ref, AGM	5.00%	11/01/29	1,000,000
2,115,000	Garden St Preservation Trust NJ Open Space & Farmland Preser Cap Apprec, Ser B, AGM	(d)	11/01/24	2,115,000
2,000,000	NJ St	2.00%	06/01/29	1,822,337
250,000	NJ St Covid-19 Go Emergency Bonds, Ser A	4.00%	06/01/30	263,431
580,000	NJ St Econ Dev Auth Rev Portal N Bridge Proj NJ Transit Transprtn Proj Bonds, Ser A	5.00%	11/01/26	600,245
2,000,000	NJ St Hlth Care Facs Fing Auth Rev Ref Rwj Barnabas Hlth Oblig Grp Issue, Ser B-2 (Mandatory put 07/01/25)	5.00%	07/01/42	2,019,272
965,000	NJ St Hlth Care Facs Fing Auth Rev Ref Rwj Barnabas Hlth Oblig Grp Issue, Ser B-3 (Mandatory put 07/01/26)	5.00%	07/01/45	990,602
2,275,000	NJ St Transprtn Trust Fund Auth Cap Apprec Transprtn Sys, Ser C, AMBAC	(d)	12/15/25	2,190,961
				11,001,848
	New Mexico — 0.5%
2,000,000	Farmington NM Poll Control Rev Var Ref Pub Svc Co NM San Juan Proj Remk, Ser D (Mandatory put 06/01/28)	3.90%	06/01/40	2,034,960
	New York — 3.3%
305,000	Batavia Town NY, BANS	4.00%	03/05/25	305,685
2,000,000	Chautauqua Cnty NY Capital Res Corp Exempt Facs Rev Var Ref NRG Energy Proj Remk (Mandatory put 04/03/28)	4.25%	04/01/42	2,032,255
1,500,000	Elmira City NY Sch Dist, BANS	4.50%	06/13/25	1,511,690
285,000	Kings Park NY Centrl Sch Dist, Ser B	3.00%	07/15/31	274,680
2,000,000	New York City NY Hsg Dev Corp Mf Hsg Rev Sustainable Dev Bonds, Ser F-2A (Mandatory put 12/22/26)	3.40%	11/01/62	2,000,942

First Trust Short Duration Managed Municipal ETF (FSMB)
Portfolio of Investments (Continued)
October 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	New York (Continued)
$1,000,000	New York City NY Muni Wtr Fin Auth Wtr & Swr Sys Rev Var 2nd General Resolution, Subser CC (b)	4.00%	06/15/53	$1,000,000
340,000	New York City NY Transitional Fin Auth Bldg Aid Rev Ref Fiscal 2018, Ser S-1	5.00%	07/15/35	355,104
1,125,000	NY St Hsg Fin Agy Affordable Hsg Rev Var 320 W 38th St Hsg Remk, Ser A (Mandatory put 11/01/31)	3.57%	05/01/42	1,112,075
500,000	NY St Hsg Fin Agy St Personal Income Tax Rev Var Sustainable Bonds, Ser A-2 (Mandatory put 12/15/30)	3.45%	06/15/54	496,638
2,000,000	NY St Transprtn Dev Corp Spl Fac Rev Delta Airls Inc LaGuardia Arpt Terminals C&D Redev, AMT	5.00%	01/01/25	2,003,293
205,000	NY St Transprtn Dev Corp Spl Fac Rev Ref American Airls Inc John F Kennedy Intl Arpt Proj, AMT	2.25%	08/01/26	199,657
1,180,000	Port Auth of NY & NJ NY Ref, 194th Ser	5.00%	10/15/34	1,196,655
1,100,000	Tioga NY Centrl Sch Dist, BANS	4.50%	06/27/25	1,108,750
				13,597,424
	North Carolina — 3.5%
400,000	Charlotte Mecklenburg NC Hosp Auth Hlth Care Sys Rev Var Atrium Hlth Remk, Ser D (Mandatory put 06/15/27)	3.63%	01/15/48	400,590
250,000	Charlotte NC Arpt Rev, Ser A	5.00%	07/01/30	262,535
1,000,000	Columbus Cnty NC Indl Facs & Poll Control Fing Auth Rev Var Ref Intl Paper Co Proj, Ser A (Mandatory put 06/16/25)	1.38%	05/01/34	983,340
400,000	NC St Capital Facs Fin Agy Eductnl Facs Rev Ref High Point Univ	5.00%	05/01/28	421,155
1,000,000	NC St Grant Anticipation Rev Vehcl, GARVEE	5.00%	03/01/26	1,005,949
2,800,000	NC St Hsg Fin Agy Mf Hsg Rev Var Fitch Irick Portfolio (Mandatory put 04/01/28)	5.00%	04/01/29	2,950,453
145,000	NC St Med Care Commn Hlth Care Facs Rev Lutheran Svcs For The Aging Ref, Ser A	4.00%	03/01/29	144,994
3,435,000	NC St Med Care Commn Hosp Rev Caromont Hlth, Ser B (Mandatory put 02/01/26)	5.00%	02/01/51	3,501,489
1,090,000	NC St Med Care Commn Retmnt Facs Rev Temps 50 Penick Vlg Proj, Ser B-3 (c)	4.25%	09/01/28	1,091,767
525,000	NC St Med Care Commn Retmnt Facs Rev United Methodist Retmnt Homes, Ser 2024B-2	3.75%	10/01/28	526,115
170,000	Raleigh Durham NC Arpt Auth Arpt Rev Ref, Ser A, AMT	5.00%	05/01/29	180,671
1,500,000	Raleigh Durham NC Arpt Auth Arpt Rev Ref, Ser A, AMT	5.00%	05/01/34	1,538,038
1,580,000	Raleigh Durham NC Arpt Auth Arpt Rev Ref, Ser A, AMT	5.00%	05/01/35	1,618,046
				14,625,142
	North Dakota — 0.8%
2,000,000	Cass Cnty ND Jt Wtr Res Dist Ref and Impt, Ser A	3.45%	04/01/27	2,000,094
1,400,000	ND St Hsg Fin Agy Sustainable Bonds, Ser C	3.45%	01/01/26	1,399,769
				3,399,863
	Ohio — 2.6%
1,000,000	Lancaster OH Port Auth Gas Rev Ref, Ser A (Mandatory put 08/01/30) (c)	5.00%	02/01/55	1,064,580
325,000	Montgomery Cnty OH Hlth Care Facs Rev Ref Solvita Proj	5.00%	09/01/30	350,985
350,000	Montgomery Cnty OH Hlth Care Facs Rev Ref Solvita Proj	5.00%	09/01/31	380,131
1,000,000	OH St Air Quality Dev Auth American Elec Pwr Co Proj Remk, Ser A (Mandatory put 10/01/29)	2.40%	12/01/38	927,917
1,000,000	OH St Air Quality Dev Auth OH Vly Elec Corp Proj Remk, Ser C (Mandatory put 11/04/25)	1.50%	02/01/26	963,252

First Trust Short Duration Managed Municipal ETF (FSMB)
Portfolio of Investments (Continued)
October 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Ohio (Continued)
$2,700,000	OH St Air Quality Dev Auth Var OH Vly Elec Corp Proj Remk, Ser B (Mandatory put 11/01/24)	1.38%	02/01/26	$2,700,000
3,330,000	OH St Air Quality Dev Auth Var Ref Duke Energy Corp Proj, Ser A, AMT (Mandatory put 06/01/27)	4.25%	11/01/39	3,377,343
515,000	OH St Air Quality Dev Auth Var Ref Duke Energy Corp Proj, Ser B (Mandatory put 06/01/27)	4.00%	09/01/30	520,443
200,000	OH St Hosp Fac Rev Ref Cleveland Clinic Hlth Sys, Ser A	5.00%	01/01/25	200,554
235,000	OH St Hosp Fac Rev Ref Cleveland Clinic Hlth Sys, Ser A	5.00%	01/01/33	247,625
				10,732,830
	Oklahoma — 0.7%
1,500,000	Canadian Cnty OK Eductnl Facs Auth Educ Facs Lease Rev Yukon Pub Sch Proj	5.00%	09/01/27	1,573,724
1,000,000	McClain Cnty OK Indep Sch Dist #1 New Castle Comb Purp	5.00%	07/01/26	1,029,155
300,000	Oklahoma Cnty OK Fin Auth Eductnl Facs Lease Rev Midwest City De City Pub Schs Proj	5.00%	10/01/26	310,209
				2,913,088
	Oregon — 1.0%
660,000	Astoria OR Hosp Facs Auth Columbia Memorial Hosp Proj	5.00%	08/01/31	717,642
1,070,000	OR St Article XI-P Schs Dist Capital Projs, Ser G	5.00%	12/01/30	1,116,087
260,000	Port of Portland OR Arpt Rev Portland Intl Arpt, Ser 25B, AMT	5.00%	07/01/27	270,093
1,170,000	Port of Portland OR Arpt Rev Ref Portland Intl Arpt, Ser 23	5.00%	07/01/34	1,179,908
260,000	Salem OR Hosp Fac Auth Rev Ref Capital Manor Proj	5.00%	05/15/25	260,638
265,000	Salem OR Hosp Fac Auth Rev Ref Capital Manor Proj	5.00%	05/15/26	266,944
260,000	Salem OR Hosp Fac Auth Rev Ref Capital Manor Proj	4.00%	05/15/29	255,444
100,000	Union Cnty OR Hosp Fac Auth Grande Ronde Hosp	5.00%	07/01/26	101,661
				4,168,417
	Pennsylvania — 3.9%
1,500,000	Allegheny Cnty PA Indl Dev Auth Envrnmtl Impt Rev Ref United States Steel Corp Proj	4.88%	11/01/24	1,500,000
450,000	Berks Cnty PA Indl Dev Auth Hlthcare Facs Rev Ref Highlands at Wyomissing, Ser A	5.00%	05/15/32	460,536
2,000,000	Chester Cnty PA Indl Dev Auth Nts Avon Grove Chrt Sch	5.00%	03/01/27	2,039,409
395,000	Cumberland Cnty PA Muni Auth Prerefunded Ref Diakon Lutheran Ministries Proj (Pre-refunded maturity 01/01/25)	5.00%	01/01/38	395,941
90,000	E Hempfield Twp PA Indl Dev Auth Ref Willow Vly Cmntys Proj	5.00%	12/01/24	90,044
255,000	Lehigh Cnty PA Gen Purp Auth Revs Ref Lehigh Carbon Cmnty Clg, Ser 2016, BAM	5.00%	11/01/26	262,851
2,450,000	Lehigh Cnty PA Indl Dev Auth Ref Ppl Elec Util Corp Proj Remk, Ser A	3.00%	09/01/29	2,391,511
1,000,000	Montgomery Cnty PA Indl Dev Auth Exempt Facs Rev Var Constellation Energy Generation LLC Proj Ref, Ser A (Mandatory put 04/03/28)	4.10%	04/01/53	1,020,790
175,000	Montgomery Cnty PA Indl Dev Auth Ref Waverly Heights Ltd Proj	4.00%	12/01/26	175,032
210,000	Northampton Cnty PA Gen Purp Auth Clg Rev Ref Moravian Clg	5.00%	10/01/27	216,392
150,000	Northampton Cnty PA Gen Purp Auth Clg Rev Ref Moravian Clg	5.00%	10/01/30	154,184
1,000,000	PA St Econ Dev Fing Auth Solid Wst Disposal Rev Var Rep Svcs Inc Proj Remk, Ser B-1, AMT (Mandatory put 01/15/25) (b)	3.85%	04/01/49	997,170
2,100,000	PA St Econ Dev Fing Auth T/E Priv Activity Rev The Penndot Major Bridges Package One Proj P3 Proj, AMT	5.00%	12/31/29	2,218,843
405,000	PA St Ref, 1st Ser	5.00%	09/15/27	419,998

First Trust Short Duration Managed Municipal ETF (FSMB)
Portfolio of Investments (Continued)
October 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Pennsylvania (Continued)
$1,380,000	PA St Turnpike Commn Turnpike Rev Ref Mtr License Fund Enh Trn Pke Subord	5.00%	12/01/30	$1,434,264
1,000,000	PA St Turnpike Commn Turnpike Rev Ref Sub	5.00%	06/01/29	1,019,503
375,000	PA St Turnpike Commn Turnpike Rev Ref Sub, Ser A	5.00%	12/01/36	386,025
300,000	Philadelphia PA Auth for Indl Dev Chrt Sch Rev Ref String Theory Chrt Sch Proj (a)	5.00%	06/15/25	301,411
865,000	Philadelphia PA Gas Wks Rev Ref 1998 General Ordinance 14 th Ser	5.00%	10/01/29	892,786
				16,376,690
	Puerto Rico — 0.1%
328,000	Puerto Rico Sales Tax Fing Corp Sales Tax Rev Restructured, Ser A-1, CABS	(d)	07/01/27	295,703
	South Carolina — 1.0%
355,000	Berkeley Cnty SC Assmnt Rev Nexton Impt Dist	4.00%	11/01/30	343,957
2,000,000	Greenville Cnty SC Sch Dist Installment Pur Rev Ref SC Proj	5.00%	12/01/25	2,040,074
700,000	SC St Jobs Econ Dev Auth Econ Dev Rev Ref The Woodlands at Furman	4.00%	11/15/27	691,714
250,000	SC St Jobs Econ Dev Auth Hlthcare Rev Beaufort Memorial Hosp & S of Broad Hlthcare Proj	5.00%	11/15/27	258,373
250,000	SC St Jobs Econ Dev Auth Hlthcare Rev Beaufort Memorial Hosp & S of Broad Hlthcare Proj	5.00%	11/15/28	260,083
200,000	SC St Jobs Econ Dev Auth Hlthcare Rev Beaufort Memorial Hosp & S of Broad Hlthcare Proj	5.00%	11/15/29	209,166
225,000	SC St Jobs Econ Dev Auth Hlthcare Rev Beaufort Memorial Hosp & S of Broad Hlthcare Proj	5.00%	11/15/30	235,590
250,000	SC St Jobs Econ Dev Auth Hlthcare Rev Beaufort Memorial Hosp & S of Broad Hlthcare Proj	5.00%	11/15/31	262,074
				4,301,031
	South Dakota — 0.2%
990,000	SD St Hsg Dev Auth Ref Homeownership Mtge, Ser E, AMT	2.80%	11/01/25	977,771
	Tennessee — 1.8%
350,000	Met Govt Nashville & Davidson Cnty TN Hlth & Eductnl Fac Brd Belmont Univ	5.00%	05/01/28	371,003
450,000	Met Nashville TN Arpt Auth Arpt Rev, Ser B, AMT	5.00%	07/01/27	467,352
2,000,000	Tennergy Corp TN Gas Rev, Ser A (Mandatory put 12/01/29)	5.00%	10/01/54	2,126,964
1,595,000	TN St Energy Acq Corp Gas Rev (Mandatory put 11/01/25)	4.00%	11/01/49	1,600,454
2,500,000	TN St Energy Acq Corp Gas Rev Var Ref Gas Proj, Ser A-1 (Mandatory put 05/01/28)	5.00%	05/01/53	2,600,332
250,000	TN St Energy Acq Corp Gas Rev, Ser A	5.25%	09/01/26	255,476
				7,421,581
	Texas — 11.1%
250,000	Arlington TX Hgr Edu Fin Corp Edu Rev Ref Uplift Edu, Ser A	4.00%	12/01/30	252,650
150,000	Arlington TX Hgr Edu Fin Corp Edu Rev Trinity Basin Preparatory Inc	5.00%	08/15/27	158,772
150,000	Arlington TX Hgr Edu Fin Corp Edu Rev Trinity Basin Preparatory Inc	5.00%	08/15/28	161,760
500,000	Arlington TX Hsg Fin Corp Mf Hsg Rev Var 6900 Matlok Road (Mandatory put 04/01/27)	4.50%	04/01/41	507,511
250,000	Austin TX Arpt Sys Rev, AMT	5.00%	11/15/28	250,473
2,000,000	Austin TX Ref	3.15%	09/01/28	1,992,688

First Trust Short Duration Managed Municipal ETF (FSMB)
Portfolio of Investments (Continued)
October 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Texas (Continued)
$950,000	Centrl TX Regl Mobility Auth Rev, Ser C, BANS	5.00%	01/01/27	$965,954
50,000	Club Muni Mgmt Dist #1 TX Spl Assmnt Rev Impt Area #2 Proj (a)	2.50%	09/01/26	47,956
207,000	Crandall TX Spl Assmnt Rev Cartwright Ranch Pub Impt Dt Impt Area #1 Proj (a)	3.38%	09/15/26	202,927
500,000	Dallas Fort Worth TX Intl Arpt Rev Ref, Ser B	5.00%	11/01/27	530,991
280,000	Fort Bend Cnty TX Muni Util Dist #184, BAM	6.00%	04/01/27	295,625
295,000	Fort Bend Cnty TX Muni Util Dist #184, BAM	6.00%	04/01/28	311,289
840,000	Fort Bend TX Indep Sch Dist Ref	5.00%	08/15/26	871,149
672,000	Fort Worth TX Spl Assmnt Rev Walsh Ranch Quail Vly Impt Area #1-3 Proj, BAM	5.00%	09/01/29	718,992
465,000	Galveston Cnty TX Muni Util Dist #54 Ref	2.00%	12/01/25	447,320
560,000	Galveston Cnty TX Muni Util Dist #54 Ref	2.00%	12/01/27	511,241
610,000	Galveston TX Wharves & Terminal Rev Wharves & Terminal First Lien, AMT	5.25%	08/01/28	642,523
1,500,000	Grayson Cnty TX Ref	3.00%	01/01/26	1,483,039
710,000	Harris Cnty TX Cultural Edu Facs Fin Corp Rev Ref Memorial Hermann Hlth Sys, Ser A	5.00%	07/01/29	771,551
400,000	Harris Cnty TX Cultural Edu Facs Fin Corp Rev Ref Memorial Hermann Hlth Sys, Ser B	5.00%	07/01/31	443,445
230,000	Harris Cnty TX Muni Util Dist #536, BAM	5.50%	09/01/26	238,479
240,000	Harris Cnty TX Muni Util Dist #536, BAM	5.50%	09/01/27	255,290
2,000,000	Hays Cnty TX Ref	3.38%	02/15/29	1,993,917
660,000	Houston TX Arpt Sys Rev Ref Sub, Ser C, AMT	5.00%	07/01/27	685,449
1,835,000	Houston TX Arpt Sys Rev Ref Subord Lien, Ser A, AGM, AMT	5.00%	07/01/27	1,905,756
900,000	Houston TX Arpt Sys Rev Ref United Airls Inc Terminal Impt Proj, Ser B-2, AMT	5.00%	07/15/27	920,212
200,000	Houston TX Arpt Sys Rev Sub, Ser A, AMT	5.00%	07/01/28	210,443
300,000	Houston TX Arpt Sys Rev Sub, Ser A, AMT	5.00%	07/01/29	319,276
1,500,000	Houston TX Cmnty Clg Ref, Ser A	5.00%	02/15/25	1,507,407
925,000	Kyle TX Spl Assmnt Rev 6 Creeks Pub Impt Dist Impt Area #1 (a)	4.13%	09/01/29	920,468
700,000	Love Field TX Arpt Modernization Corp Gen Arpt Rev, AMT	5.00%	11/01/33	712,691
310,000	Lower CO River TX Auth Trans Contract Rev Ref LCRA Trans Svcs Corp Proj	5.00%	05/15/33	316,848
2,250,000	Mesquite TX Hsg Fin Corp Var Palladium Carver Living (Mandatory put 08/01/27)	3.35%	08/01/29	2,255,428
1,000,000	Mission TX Econ Dev Corp Sol Wst Disp Rev Var Rep Svcs Inc Proj Remk, Ser A, AMT (Mandatory put 02/03/25) (b)	4.25%	05/01/50	1,000,000
1,500,000	Mission TX Econ Dev Corp Sol Wst Disp Rev Var Wst Mgmt Inc Proj Remk, Ser A, AMT (Mandatory put 12/02/24) (b)	4.00%	05/01/46	1,499,411
200,000	N Parkway Muni Mgmt Dist #1 TX Contract Rev Legacy Hills Pub Impt Dt Phase #1A-1B Impts (a)	3.00%	09/15/26	195,124
550,000	N TX Hgr Edu Auth Inc Edu Loan Rev Sr, Ser 1A, AMT	5.00%	06/01/27	566,800
600,000	N TX Hgr Edu Auth Inc Edu Loan Rev Sr, Ser 1A, AMT	5.00%	06/01/30	630,996
1,315,000	N TX Tollway Auth Rev Ref 2nd Tier, Ser A	5.00%	01/01/35	1,318,132
200,000	Oak Point TX Spl Assmnt Rev Oak Point 720 Pub Impt Dt Impt Area #1 Proj (a)	4.70%	09/15/31	198,733
300,000	Princeton TX Spl Assmnt Rev Eastridge Pub Impt Dt Impt Area #3 Proj (a)	4.25%	09/01/31	295,353
310,000	Rockwall Cnty TX Muni Util Dist #8, AGM	6.75%	10/01/35	348,853
2,075,000	San Antonio TX Hsg Trust Pub Fac Corp Mf Hsg Rev Var Palladium San Antonio (Mandatory put 07/01/27)	3.45%	07/01/29	2,083,257

First Trust Short Duration Managed Municipal ETF (FSMB)
Portfolio of Investments (Continued)
October 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Texas (Continued)
$1,340,000	Southmost TX Regl Wtr Auth Wtr Sply Contract Rev Ref Desalination Plant Proj, BAM	4.00%	09/01/28	$1,364,597
1,000,000	Tarrant Cnty TX Cultural Edu Facs Fin Corp Hosp Rev Ref Baylor Scott & White Hlth Proj, Ser A	5.00%	11/15/28	1,029,365
680,000	Tarrant Cnty TX Cultural Edu Facs Fin Corp Hosp Rev Var Baylor Scott & White Hlth Proj, Ser E (Mandatory put 05/15/26)	5.00%	11/15/52	695,295
300,000	Tarrant Cnty TX Cultural Edu Facs Fin Corp Rev Ref Christus Hlth, Ser B	5.00%	07/01/30	328,470
950,000	Tarrant Cnty TX Cultural Edu Facs Fin Corp Rev Ref Trinity Terrace Proj	5.00%	10/01/30	1,037,203
995,000	Tarrant Cnty TX Cultural Edu Facs Fin Corp Rev Ref Trinity Terrace Proj	5.00%	10/01/31	1,096,874
875,000	Travis Cnty TX Hsg Fin Corp Mf Hsg Rev Var Kensington Apts (Mandatory put 08/01/25)	3.75%	08/01/26	875,641
2,000,000	TX St Muni Gas Acq & Sply Corp IV, Ser A (Mandatory put 01/01/30)	5.50%	01/01/54	2,154,790
480,000	TX St Wtr Dev Brd St Wtr Implementation Fund, Ser A	5.00%	04/15/25	483,720
340,000	Univ of Houston TX Univ Revs Ref Consol, Ser C	5.00%	02/15/30	347,341
1,650,000	Univ of TX TX Univ Revs Ref, Ser H	5.00%	08/15/25	1,673,924
1,580,000	Univ of TX TX Univ Revs, Ser D	5.00%	08/15/26	1,638,870
630,000	Viridian TX Muni Mgmt Dist Unlimited Tax Road Impt Bonds, BAM	4.00%	12/01/29	637,953
760,000	Williamson Cnty TX Muni Util Dist #10 Ref, BAM	3.00%	08/01/26	750,624
				46,060,846
	Utah — 2.3%
2,000,000	Davis Cnty UT Sch Dist UT Sch Bond Guaranty Ref, Ser B	4.00%	06/01/25	2,000,883
650,000	Salt Lake City UT Arpt Rev, Ser A, AMT	5.00%	07/01/26	665,227
1,300,000	Salt Lake City UT Arpt Rev, Ser A, AMT	5.00%	07/01/28	1,345,495
700,000	Salt Lake City UT Arpt Rev, Ser A, AMT	5.00%	07/01/28	735,320
1,000,000	Salt Lake City UT Arpt Rev, Ser A, AMT	5.00%	07/01/29	1,046,425
1,000,000	UT St Associated Muni Pwr Sys Rev Ref Horse Butte Wind, Ser A	5.00%	09/01/30	1,047,139
625,000	UT St Associated Muni Pwr Sys Rev Ref Horse Butte Wind, Ser A	5.00%	09/01/31	653,121
2,000,000	UT St Hsg Corp Mf Rev Var Silos On 500 (Mandatory put 08/01/27)	3.70%	08/01/43	2,015,683
				9,509,293
	Vermont — 0.0%
100,000	VT St Econ Dev Auth Solid Wst Disp Rev Var Casella Wst Sys Inc Remk, AMT (Mandatory put 04/03/28) (a)	4.63%	04/01/36	102,557
	Virginia — 3.3%
2,000,000	Arlington Cnty VA Indl Dev Auth Mf Rev Park Shirlington Apartments, Ser A	5.00%	01/01/26	2,041,703
2,500,000	Fairfax Cnty VA Redev & Hsg Auth Mf Hsg Rev Var Dominion Square N Proj (Mandatory put 01/01/28)	5.00%	01/01/45	2,589,067
600,000	Henrico Cnty VA Econ Dev Auth Rsdl Care Fac Rev Ref Westminster Canterbury Proj	5.00%	10/01/30	618,585
1,490,000	Loudoun Cnty VA, Ser B	4.00%	12/01/28	1,490,551
1,000,000	Louisa VA Indl Dev Auth Poll Control Rev Var VA Elec & Pwr Co Proj Remk, Ser A (Mandatory put 10/01/27)	3.65%	11/01/35	1,016,450
1,525,000	Norfolk VA Wtr Rev Ref	5.00%	11/01/31	1,612,410
845,000	Richmond VA Redev & Hsg Auth Mf Rev Var Townes at River South (Mandatory put 03/01/25)	4.25%	03/01/26	846,118

First Trust Short Duration Managed Municipal ETF (FSMB)
Portfolio of Investments (Continued)
October 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Virginia (Continued)
$1,500,000	VA Hsg Dev Auth Var, Ser F (Mandatory put 04/01/26) (c)	3.63%	07/01/55	$1,499,929
1,000,000	VA St Small Busn Fing Auth Rev Ref Sr Lien 95 Express Lanes LLC Proj, AMT	5.00%	01/01/37	1,052,941
1,000,000	Virginia Beach VA Dev Auth Rsdl Care Fac Rev Temps 50Sm Westminster Canterbury on Chesapeake Bay, Ser B-3	5.38%	09/01/29	1,036,573
				13,804,327
	Washington — 1.0%
1,000,000	Port of Seattle WA Rev Intermediate Lien, Ser D, AMT	5.00%	05/01/27	1,035,065
500,000	Port of Seattle WA Rev Ref 1st Lien, Ser B, AMT	5.00%	10/01/28	510,546
100,000	WA St Hlth Care Facs Auth Ref Seattle Cancer Care Alliance	5.00%	09/01/27	104,694
2,120,000	WA St Hsg Fin Commn Nonprofit Hsg Rev Heron’s Key, Ser A (Pre-refunded maturity 07/01/25) (a)	7.00%	07/01/45	2,162,855
350,000	WA St Hsg Fin Commn Nonprofit Hsg Rev Ref Emerald Heights Proj, Ser A	5.00%	07/01/27	361,615
				4,174,775
	West Virginia — 0.8%
1,000,000	WV St Econ Dev Auth Sol Wst Disp Facs Var Arch Res Proj, AMT (Mandatory put 07/01/25)	4.13%	07/01/45	1,000,469
1,000,000	WV St Econ Dev Auth Sol Wst Disp Facs Var Ref Appalachian Pwr Co Remk, Ser 2015A (Mandatory put 06/15/28)	3.38%	03/01/40	992,780
1,500,000	WV St Econ Dev Auth Sol Wst Disp Facs Var Sr Arch Res Proj, AMT (Mandatory put 07/01/25)	5.00%	07/01/45	1,502,849
				3,496,098
	Wisconsin — 2.3%
2,000,000	Oak Creek WI, Ser B, NANS	4.00%	04/01/26	1,991,819
185,000	Pub Fin Auth WI Eductnl Rev Piedmont Cmnty Chrt Sch	5.00%	06/15/25	185,434
250,000	Pub Fin Auth WI Hosp Rev Ref Carson Vly Med Ctr, Ser A (a)	3.00%	12/01/26	237,803
4,000,000	Pub Fin Auth WI Poll Control Rev Var Ref Duke Energy Progress Proj, Ser A-1 (Mandatory put 10/01/26)	3.30%	10/01/46	3,992,932
325,000	Pub Fin Auth WI Retmnt Fac Rev Ref United Methodist Retmnt Homes, Ser A	4.00%	10/01/29	328,027
390,000	Pub Fin Auth WI Retmnt Fac Rev Ref United Methodist Rtmnt Homes, Ser A	4.00%	10/01/31	391,160
390,000	Pub Fin Auth WI Retmnt Fac Rev Ref United Methodist Rtmnt Homes, Ser A	4.00%	10/01/32	389,989
115,000	Pub Fin Auth WI Rev Unrefunded Roseman Univ Hlth Sciences Proj (a)	3.00%	04/01/25	114,341
1,000,000	Pub Fin Auth WI Sol Wst Disp Rev Ref Wst Mgmt Inc Proj, Ser A-1, AMT	2.63%	11/01/25	982,819
800,000	Pub Fin Auth WI Sr Living Rev Rose Villa Proj, Ser A (Pre- refunded maturity 11/15/24) (a)	5.75%	11/15/44	800,527
				9,414,851

First Trust Short Duration Managed Municipal ETF (FSMB)
Portfolio of Investments (Continued)
October 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Wyoming — 0.3%
$250,000	Consol Muni Elec Pwr Sys WY Jt Pwrs Brd Sys Jt Pwrs Brd Ref Electrical Sys Proj	5.00%	06/01/26	$257,247
755,000	Consol Muni Elec Pwr Sys WY Jt Pwrs Brd Sys Jt Pwrs Brd Ref Electrical Sys Proj	5.25%	06/01/37	841,360
				1,098,607

	Total Investments — 99.9%			414,004,086
	(Cost $413,169,576)
	Net Other Assets and Liabilities — 0.1%			471,860
	Net Assets — 100.0%			$414,475,946

(a)
This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P., the Fund’s advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At October 31, 2024, securities noted as such amounted to $19,861,383 or 4.8% of net assets.

(b)	Variable rate demand bond. Interest rate is reset periodically by the agent based on current market conditions.
(c)	When-issued security. The interest rate shown reflects the rate in effect at October 31, 2024. Interest will begin accruing on the security’s first settlement date.
(d)	Zero coupon security.

Abbreviations throughout the Portfolio of Investments:
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
AMT	– Alternative Minimum Tax
BAM	– Build America Mutual
BANS	– Bond Anticipation Notes
CABS	– Capital Appreciation Bonds
COPS	– Certificates of Participation
GARVEE	– Grant Anticipation Revenue Vehicle
NANS	– Note Anticipation Notes
NATL-RE	– National Public Finance Guarantee Corp.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of October 31, 2024 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 10/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Municipal Bonds*	$414,004,086	$—	$414,004,086	$—

*	See Portfolio of Investments for state and territory breakout.

First Trust Ultra Short Duration Municipal ETF (FUMB)
Portfolio of Investments
October 31, 2024 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS — 101.2%
	Alabama — 2.4%
$625,000	Black Belt Energy Gas Dist AL Gas Proj Rev, Ser C-1	5.25%	12/01/24	$625,499
1,770,000	Lower AL Gas Dist Gas Proj Rev Bonds Proj 2 (Mandatory put 12/01/25)	4.00%	12/01/50	1,776,564
1,500,000	Tender Option Bond Trust Recpts / Ctfs Various States JPM Putters Xm1090, Ser 2022 (a) (b)	4.20%	02/01/46	1,500,000
750,000	Univ of S AL Univ Rev Ref, Ser C	5.00%	04/01/26	769,589
				4,671,652
	Arizona — 1.8%
1,615,000	AZ St Transprtn Brd Excise Tax Rev Ref	5.00%	07/01/25	1,634,301
500,000	Phoenix AZ Civic Impt Corp Arpt Rev Ref Sr Lien, AMT	5.00%	07/01/25	504,587
1,410,000	Phoenix AZ Civic Impt Corp Arpt Rev Sr Lien, AMT	5.00%	07/01/25	1,422,936
				3,561,824
	California — 1.6%
1,500,000	CA St Hlth Facs Fing Auth Rev Var Ref Stanford Hlth Care, Ser A (Mandatory put 08/15/25)	3.00%	08/15/54	1,494,063
550,000	CA St Muni Fin Auth Sol Wst Disp Rev Var Ref Rep Svcs Inc Proj Remk, Ser A, AMT (Mandatory put 04/01/25) (b)	3.80%	07/01/41	549,331
1,025,000	Riverside Cnty CA Teeter Obligteeter Plan Oblig Nts, Ser A	3.00%	10/17/25	1,023,412
				3,066,806
	Colorado — 0.8%
265,000	CO Springs CO Sch Dist #11, BAM, COPS	5.00%	12/15/25	270,406
280,000	CO St Hlth Facs Auth Rev Ref Commonspirit Hlth, Ser B-1 (Mandatory put 08/01/25)	5.00%	08/01/49	280,910
1,125,000	CO St Hlth Facs Auth Rev Ref Sanford Hlth, Ser A	5.00%	11/01/24	1,125,000
				1,676,316
	Connecticut — 1.8%
1,500,000	Bridgeport CT Unrefunded 2021 Ref, Ser B, AGM	5.00%	08/15/25	1,523,279
2,000,000	CT St, Ser A	5.00%	01/15/25	2,006,227
				3,529,506
	District of Columbia — 1.4%
1,255,000	DC Rev Federal Hwy Grant Anticipation Rev Bonds, GARVEE	5.00%	12/01/24	1,256,545
1,500,000	Met Washington DC Arpts Auth Arpt Sys Rev Ref, Ser A, AMT	5.00%	10/01/26	1,546,241
				2,802,786
	Florida — 8.4%
2,000,000	FL St Brd of Edu Pub Edu Ref Capital Outlay, Ser A	5.00%	06/01/25	2,002,657
1,250,000	Gtr Orlando FL Aviation Auth Arpt Facs Rev Unrefunded, Ser A, AMT	5.00%	10/01/25	1,267,276
380,000	Harmony FL CDD Capital Impt Rev Ref	5.00%	05/01/25	380,131
1,250,000	Lakeland FL Energy Sys Rev Ref	5.00%	10/01/25	1,270,677
685,000	Lakes By The Bay S FL CDD Assmnt Ref	5.00%	05/01/25	688,885
175,000	Lakewood Ranch FL Stewardship Dist Spl Assmnt Rev Ref Country Club E Proj, AGM	5.00%	05/01/25	176,205
1,500,000	Manatee Cnty FL Sch Dist Sales Tax Rev, AGM	5.00%	10/01/25	1,525,631
510,000	Miami Dade Cnty FL Eductnl Facs Auth Rev Ref Univ of Miami, Ser A (c)	5.00%	04/01/26	523,517
750,000	Miami-Dade Cnty FL Hsg Fin Auth Mf Hsg Rev Var Cutler Vista (Mandatory put 09/01/25)	5.00%	03/01/27	758,800
750,000	Miami-Dade Cnty FL Hsg Fin Auth Mf Hsg Rev Var Emerald Dunes, Ser B (Mandatory put 09/01/25)	4.05%	09/01/26	752,640

First Trust Ultra Short Duration Municipal ETF (FUMB)
Portfolio of Investments (Continued)
October 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Florida (Continued)
$1,000,000	Miami-Dade Cnty FL Hsg Fin Auth Mf Hsg Rev Var Running Brook Apartments (Mandatory put 01/01/26)	3.55%	01/01/27	$999,834
3,000,000	Miami-Dade Cnty FL Indl Dev Auth Sol Wst Disp Rev Var Ref Wst Mgmt Inc Proj Remk, Ser A, AMT (Mandatory put 07/01/25)	4.50%	11/01/33	3,002,258
1,000,000	Miami-Dade Cnty FL Seaport Rev Ref Sr Bonds, Ser A, AMT	5.00%	10/01/25	1,012,103
1,620,000	N Sumter Cnty FL Util Dependent Dist Util Rev Ref	5.00%	10/01/25	1,645,768
600,000	Santa Rosa Cnty Sch Brd, Ser A, AGM, COPS	5.00%	02/01/25	602,373
				16,608,755
	Georgia — 3.3%
860,000	Atlanta GA Arpt Rev, Ser B, AMT	5.00%	07/01/25	866,926
1,000,000	Atlanta GA Wtr & Wstwtr Rev Ref, Ser C	5.00%	11/01/24	1,000,000
1,000,000	Burke Cnty GA Dev Auth Poll Control Rev Var Ref GA Pwr Co Plant Vogtle Proj (b)	4.15%	11/01/52	1,000,000
250,000	Main Street Nat Gas Inc GA Gas Sply Rev Var, Ser B (Mandatory put 12/02/24)	4.00%	08/01/49	250,096
540,000	Main Street Nat Gas Inc GA Gas Sply Rev, Ser A	5.00%	03/01/25	541,697
550,000	Main Street Nat Gas Inc GA Gas Sply Rev, Ser A	5.00%	06/01/25	553,716
1,370,000	Monroe Cnty GA Dev Auth Poll Control Rev GA Pwr Co Plant Scherer Proj Remk, 1st Ser	2.25%	07/01/25	1,350,136
1,000,000	Muni Elec Auth of Garef Proj One Subord Bonds, Ser A	5.00%	01/01/26	1,020,275
				6,582,846
	Idaho — 1.3%
1,315,000	Cassia Oneida & Twin Falls Cntys ID Jt Sch Dist #151 Ref	5.00%	09/15/25	1,336,662
1,250,000	ID St Hlth Facs Auth Hosp Rev Var Che Trinity Hlth Credit Grp Remk, Ser ID (Mandatory put 02/03/25) (b)	3.50%	12/01/48	1,250,000
				2,586,662
	Illinois — 6.5%
500,000	Chicago IL Midway Arpt Rev Ref Sr Lien, Ser A, AMT	5.00%	01/01/26	507,493
550,000	Cook Cnty IL Ref, Ser A	5.00%	11/15/25	559,562
1,185,000	IL St Fin Auth Rev Ref Ann & Robert H Lurie Childrens Hosp	5.00%	08/15/25	1,200,233
1,250,000	IL St Fin Auth Rev Ref Ascension Hlth Credit Grp, Ser C	5.00%	02/15/26	1,279,248
1,020,000	IL St Fin Auth Rev Ref Rush Univ Med Ctr, Ser A	5.00%	11/15/25	1,028,394
625,000	IL St Hsg Dev Auth Mf Hsg Rev Var S Shore (Mandatory put 06/01/25)	4.00%	06/01/26	625,834
2,090,000	IL St, Ser D	5.00%	11/01/24	2,090,000
600,000	Kane Cook & DuPage Cntys IL Sch Dist #46 Elgin	5.00%	01/01/25	601,267
715,000	Plainfield IL Wtr & Swr Sys Rev Ref	5.00%	05/01/25	721,129
425,000	Plainfield IL Wtr & Swr Sys Rev Ref	5.00%	05/01/26	436,629
1,000,000	Sales Tax Securitization Corp IL Sr, Ser D	5.00%	01/01/25	1,002,956
840,000	Schaumburg IL Ref	4.00%	12/01/24	840,062
870,000	Schaumburg IL Ref	5.00%	12/01/25	884,357
1,035,000	Winnebago Cnty IL Ref	5.00%	12/30/25	1,057,359
				12,834,523
	Indiana — 0.4%
700,000	IN St Fin Auth Econ Dev Rev Rep Svcs Inc Proj Remk, AMT (Mandatory put 12/02/24) (b)	3.95%	05/01/28	700,000

First Trust Ultra Short Duration Municipal ETF (FUMB)
Portfolio of Investments (Continued)
October 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Iowa — 1.6%
$1,500,000	IA St Fin Auth Sol Wst Facs Rev Var Sustainable Gevo NW Rng LLC Renewable Natrl Gas Proj, AMT (Mandatory put 04/01/26)	3.88%	01/01/42	$1,502,744
1,630,000	Pefa Inc IA Gas Proj Rev (Mandatory put 09/01/26)	5.00%	09/01/49	1,667,765
				3,170,509
	Kansas — 1.0%
1,000,000	Dodge City KS Temp Nts, Ser 2023-1	4.13%	09/01/25	1,000,508
1,000,000	Johnson Cnty KS Pub Bldg Commn Lease Pur Rev Courthouse & Med Examiners Fac Proj, Ser A	5.00%	09/01/25	1,014,952
				2,015,460
	Kentucky — 3.5%
200,000	KY St Property & Bldgs Commn Rev Ref Proj #128, Ser A	5.00%	11/01/24	200,000
505,000	KY St Property & Bldgs Commn Rev Ref Proj #128, Ser A	5.00%	11/01/25	515,112
1,165,000	KY St Pub Energy Auth Gas Sply Rev Gas Sply, Ser C-1 (Mandatory put 06/01/25)	4.00%	12/01/49	1,167,045
500,000	KY St Pub Energy Auth Gas Sply Rev Ref, Ser B	5.00%	08/01/25	503,427
615,000	KY St Pub Energy Auth Gas Sply Rev Ref, Ser B	5.00%	08/01/26	628,430
2,665,000	Nthrn KY Wtr Dist Rev Ref, Ser B	4.00%	02/01/25	2,668,519
1,300,000	Paducah KY Elec Plant Brd Rev Ref, Ser A, AGM	5.00%	10/01/25	1,317,496
				7,000,029
	Louisiana — 2.5%
1,170,000	E Baton Rouge Parish LA Swr Commn Rev Ref, Ser B (Pre- refunded maturity 02/01/25)	5.00%	02/01/30	1,174,479
1,925,000	LA St Pub Facs Auth Sol Wst Disp Fac Rev Var Elementus Minerals LLC Proj (Mandatory put 11/01/25) (a)	5.00%	10/01/43	1,940,094
535,000	New Orleans LA Aviation Brd Ref Gen Arpt, Ser D2, AMT	5.00%	01/01/26	543,017
15,000	New Orleans LA Wtr Rev Ref (Pre-refunded maturity 12/01/24)	5.00%	12/01/29	15,018
35,000	New Orleans LA Wtr Rev Ref (Pre-refunded maturity 12/01/24)	5.00%	12/01/34	35,041
280,000	New Orleans LA Wtr Rev Ref (Pre-refunded maturity 12/01/24)	5.00%	12/01/44	280,333
1,000,000	Saint James Parish LA Rev Var Nustar Logistics LP Proj Remk, Ser 2011 (Mandatory put 06/01/25) (a)	5.85%	08/01/41	1,010,696
				4,998,678
	Maine — 0.4%
800,000	ME St Fin Auth Sol Wst Disp Rev Casella Waste Sys Proj, AMT (Mandatory put 08/01/25) (a)	5.13%	08/01/35	807,007
	Maryland — 2.0%
925,000	MD St Stadium Auth Rev Football Stadium Issue, Ser A	5.00%	03/01/25	930,345
1,000,000	MD St Transprtn Auth Passenger Fac Charge Baltimore Washington Intl Thurgood Marshall Arpt, AMT	5.00%	06/01/25	1,007,910
2,000,000	Montgomery Cnty MD, Ser A	5.00%	12/01/25	2,002,633
				3,940,888
	Massachusetts — 2.4%
1,500,000	Gloucester MA, BANS	4.00%	10/03/25	1,511,891
2,000,000	MA St Clg Bldg Auth Ref, Ser D (Pre-refunded maturity 05/01/25)	5.00%	05/01/41	2,018,534
1,260,000	Newton MA, BANS	5.00%	03/28/25	1,269,352
				4,799,777
	Michigan — 2.7%
1,000,000	Great Lakes MI Wtr Auth Wtr Sply Sys Rev Ref Sr Lien, Ser C	5.00%	07/01/25	1,011,885
1,430,000	MI St Fin Auth Rev Ref Clean Wtr Revolving Fund, Ser B	5.00%	10/01/25	1,454,565

First Trust Ultra Short Duration Municipal ETF (FUMB)
Portfolio of Investments (Continued)
October 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Michigan (Continued)
$1,100,000	MI St Hosp Fin Auth Ref Trinity Hlth Credit Remk, Ser C	5.00%	12/01/25	$1,121,686
790,000	New Haven MI Cmnty Schs Ref	3.00%	05/01/25	787,354
1,000,000	Wayne Cnty MI Arpt Auth Rev Ref Junior Lien, Ser B, AMT	5.00%	12/01/25	1,014,369
				5,389,859
	Minnesota — 2.0%
725,000	Chaska MN Econ Dev Auth Lease Rev, Ser A	5.00%	02/01/26	742,438
1,500,000	MN Muni Gas Agy Cmdy Sply Rev, Ser A	4.00%	12/01/25	1,514,204
1,000,000	MN St Hsg Fin Agy Calvary Ctr Apartments, Ser D	3.65%	02/01/25	999,592
700,000	MN St Hsg Fin Agy Phalen Vlg, Ser E	3.88%	08/01/25	700,322
				3,956,556
	Missouri — 1.5%
480,000	MO St Hlth & Eductnl Facs Auth Ref Lutheran Sr Svcs Projs, Ser A	5.00%	02/01/26	487,880
1,500,000	MO St Pub Util Commn Rev Nts	4.00%	12/01/24	1,499,871
1,000,000	N Kansas City MO Sch Dist #74 Ref	5.00%	03/01/26	1,026,436
				3,014,187
	Nebraska — 0.6%
1,250,000	Centrl Plains Energy Proj NE Gas Sply Rev Ref (Mandatory put 08/01/25)	4.00%	12/01/49	1,254,269
	Nevada — 0.6%
1,205,000	Clark Cnty NV Transprtn Impt, Ser B	5.00%	12/01/25	1,230,698
	New Jersey — 2.3%
100,000	NJ St Hgr Edu Asst Auth Stdt Loan Rev Sr, Ser 2015-1A, AMT	5.00%	12/01/24	100,104
1,935,000	NJ St Hlth Care Facs Fing Auth Rev RWJ Barnabas Hlth Obligated Grp Issue, Ser A	5.00%	07/01/25	1,957,356
1,000,000	Washington Twp NJ Gloucester Cnty	4.00%	09/03/25	1,006,756
1,500,000	Woodbridge Twp NJ, BANS	4.00%	03/14/25	1,505,041
				4,569,257
	New Mexico — 1.0%
400,000	NM Fin Auth Rev Sr Lien, Ser B	5.00%	06/01/25	404,159
1,455,000	NM St Hosp Equipment Loan Council Hosp Rev Presbyterian Hlthcare Svcs Obligated Grp Ref Ser (Pre-refunded maturity 08/01/25)	5.00%	08/01/31	1,471,000
				1,875,159
	New York — 8.6%
1,000,000	Homer NY Centrl Sch Dist, BANS	4.50%	06/27/25	1,008,516
1,300,000	Hoosick Falls NY Centrl Sch Dist, BANS	4.50%	06/20/25	1,310,250
1,965,000	New York City NY Hsg Dev Corp Mf Hsg Rev Sustainable Dev Bonds Var, Ser F-2 (Mandatory put 07/01/25)	0.60%	05/01/61	1,918,649
400,000	New York City NY Muni Wtr Fin Auth Wtr & Swr Sys Rev Var 2nd General Resolution, Subser CC (b)	4.00%	06/15/53	400,000
2,000,000	New York City NY Transitional Fin Auth Rev Ref Sub Multi Modal, Ser B-1	5.00%	11/01/24	2,000,000
1,000,000	Newark Vly NY Centrl Sch Dist, Ser A	4.25%	08/14/25	1,007,908
1,500,000	NY NY Ref Remk, Ser J Subser J11	5.00%	08/01/25	1,520,624
1,295,000	NY St Transprtn Dev Corp Spl Fac Rev Ref Terminal 4 JFK Intl Arpt Proj, Ser A, AMT	5.00%	12/01/24	1,295,891
1,200,000	Port Auth of NY & NJ NY Ref, Ser 226, AMT	5.00%	10/15/25	1,214,853
1,000,000	Rochester NY, Ser III, BANS	5.00%	07/31/25	1,012,953
1,595,000	Suffolk Cnty NY, Ser A, BAM	5.00%	06/15/25	1,614,023

First Trust Ultra Short Duration Municipal ETF (FUMB)
Portfolio of Investments (Continued)
October 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	New York (Continued)
$1,500,000	Tioga NY Centrl Sch Dist, BANS	4.50%	06/27/25	$1,511,932
1,200,000	Triborough NY Bridge & Tunnel Auth Payroll Mobility Tax, Ser B, BANS	5.00%	12/16/24	1,202,315
				17,017,914
	North Carolina — 4.4%
1,000,000	Charlotte Mecklenburg NC Hosp Auth Hlth Care Sys Rev Var Atrium Hlth Remk, Ser C (Mandatory put 10/31/25)	3.45%	01/15/48	1,001,036
1,500,000	NC Hsg Fin Agy Homeownership Rev Var Home Ownership 1998 Trust Agreement, Ser 55C (Mandatory put 01/15/26)	3.20%	07/01/56	1,487,530
1,000,000	NC St Capital Facs Fin Agy Rev Ref Duke Univ, Ser B (Pre- refunded maturity 10/01/25)	5.00%	10/01/55	1,016,724
1,630,000	NC St Dept Grant Anticipation Rev	5.00%	03/01/25	1,639,419
1,350,000	NC St Turnpike Auth Ref Sr Lien, AGM	5.00%	01/01/26	1,377,838
1,080,000	NC St Univ at Raleigh Ref Gen	5.00%	10/01/25	1,098,553
1,000,000	Raleigh Durham NC Arpt Auth Arpt Rev Ref, Ser A, AMT	5.00%	05/01/26	1,023,668
				8,644,768
	Ohio — 3.6%
745,000	Franklin Cnty OH Rev Var Che Trinity Hlth Cred Grp OH Remk, Ser (Mandatory put 02/03/25) (b)	3.50%	12/01/46	745,000
2,000,000	Hamilton OH, BANS	4.50%	12/19/24	2,001,791
215,000	Montgomery Cnty OH Hlth Care Facs Rev Ref Solvita Proj	5.00%	09/01/25	217,505
340,000	Montgomery Cnty OH Hlth Care Facs Rev Ref Solvita Proj	5.00%	09/01/26	349,967
1,500,000	OH St Air Quality Dev Authamerican Elec Pwr Co Proj Remk, Ser 2014-D	3.20%	05/01/26	1,486,811
1,400,000	OH St Hosp Fac Rev Ref Cleveland Clinic Hlth Sys, Ser A	5.00%	01/01/25	1,403,878
1,000,000	OH St Hosp Rev Term Floaters Univ Hosp Hlth Sys Inc Ref, Ser C (b)	3.60%	01/15/45	1,000,000
				7,204,952
	Oregon — 2.4%
1,500,000	OR St Article XI-Q St Projs, Ser J	5.00%	11/01/24	1,500,000
685,000	OR St Ref, Ser I	5.00%	08/01/25	694,827
2,500,000	Portland OR Wtr Sys Rev Ref Second Lien, Ser B	5.00%	05/01/25	2,523,042
				4,717,869
	Pennsylvania — 4.9%
1,530,000	PA Ref, 1st Ser, AGM	5.00%	09/15/25	1,555,204
250,000	PA St Econ Dev Fing Auth Solid Wst Disposal Rev Var Rep Svcs Inc Proj Remk, Ser B-1, AMT (Mandatory put 01/15/25) (b)	3.85%	04/01/49	249,292
740,000	PA St Turnpike Commn Turnpike Rev Prerefunded, Ser A	5.00%	12/01/38	740,872
1,250,000	Philadelphia PA Arpt Rev Ref, Ser B, AMT	5.00%	07/01/25	1,259,409
1,205,000	Philadelphia PA Wtr & Wstwtr Rev, Ser C	5.00%	06/01/25	1,217,739
1,605,000	Pittsburgh PA Wtr & Swr Auth Ref, Ser A, AGM	5.00%	09/01/25	1,628,069
275,000	Riverside PA Sch Dist Ref, BAM	4.00%	10/15/25	277,004
785,000	Scranton PA Sch Dist Ref	5.00%	12/01/24	785,727
2,000,000	Tender Option Bond Trust Recpts / Ctfs Various States JPM Putters Xm1120, AGM (a) (b)	4.22%	10/01/26	2,000,000
				9,713,316
	Rhode Island — 0.5%
1,000,000	Pawtucket RI, Ser-2	4.50%	10/24/25	1,007,347

First Trust Ultra Short Duration Municipal ETF (FUMB)
Portfolio of Investments (Continued)
October 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	South Carolina — 1.3%
$550,000	Greenville Cnty SC Sch Dist Installment Pur Rev Ref SC Proj	5.00%	12/01/24	$550,630
740,000	Greenville Cnty SC Sch Dist Installment Pur Rev Ref SC Proj	5.00%	12/01/25	754,827
1,250,000	Orangeburg Cnty Sch Dist	5.00%	08/13/25	1,266,079
				2,571,536
	Tennessee — 1.8%
2,000,000	Knoxville TN Wstwtr Sys Rev, Ser A	4.00%	04/01/25	2,006,617
1,500,000	Met Govt Nashville & Davidson Cnty TN Hlth & Eductnl Fac Brd Var N River 2 Arpts (Mandatory put 08/01/25)	3.25%	10/01/45	1,493,347
				3,499,964
	Texas — 16.0%
1,650,000	Austin TX Wtr & Wstwtr Sys Rev Ref	5.00%	11/15/25	1,682,759
1,000,000	Austin TX Wtr & Wstwtr Sys Rev Ref	5.00%	11/15/25	1,019,854
1,250,000	Boerne TX Indep Sch Dist	5.00%	02/01/25	1,255,195
1,000,000	Centrl TX Regl Mobility Auth Rev Ref	5.00%	01/01/25	1,002,145
650,000	Cypress Fairbanks TX Indep Sch Dist Ref, Ser A	5.00%	02/15/25	653,058
1,000,000	Cypress Fairbanks TX Indep Sch Dist, Ser A	5.00%	02/15/26	1,026,211
560,000	Dallas Fort Worth TX Intl Arpt Rev Ref, Ser B	5.00%	11/01/24	560,000
500,000	Dallas Fort Worth TX Intl Arpt Rev Ref, Ser B	5.00%	11/01/25	509,814
1,625,000	Dallas TX Area Rapid Transit Sales Tax Rev Ref Sr Lien	5.00%	12/01/25	1,660,005
1,900,000	Duncanville TX Indep Sch Dist Sch Bldg (Pre-refunded maturity 02/15/25)	5.00%	02/15/36	1,908,706
1,665,000	Fort Worth TX Wtr & Swr Rev Impt Ref, Ser A	5.00%	02/15/25	1,673,464
250,000	Galveston TX Wharves & Terminal Rev First Lien, AMT	5.25%	08/01/25	251,912
1,140,000	Harris Cnty TX Met Transit Auth Sales & Use Tax, Ser D	5.00%	11/01/24	1,140,000
1,000,000	Harris Cnty TX Toll Road Rev Ref, Ser A	5.00%	08/15/25	1,014,186
1,000,000	Harris Cnty-Houston TX Sports Auth Rev Ref Sr Lien, Ser A, AGC (c)	5.00%	11/15/25	1,016,817
1,000,000	Harris Cnty-Houston TX Sports Auth Rev Ref Sr Lien, Ser A, AGC (c)	5.00%	11/15/26	1,036,867
1,000,000	Houston TX Arpt Sys Rev Ref Sub, Ser C, BAM, AMT	5.00%	07/01/25	1,008,054
600,000	Houston TX Util Sys Rev Rev Ref First Lien, Ser A	5.00%	11/15/24	600,367
275,000	Mansfield TX Indep Sch Dist Ref, Ser B	5.00%	02/15/25	276,222
1,500,000	Mission TX Econ Dev Corp Sol Wst Disp Rev Var Rep Svcs Inc Proj Remk, Ser A, AMT (Mandatory put 02/03/25) (b)	4.25%	05/01/50	1,500,000
750,000	Mission TX Econ Dev Corp Sol Wst Disp Rev Var Wst Mgmt Inc Proj Remk, Ser A, AMT (Mandatory put 12/02/24) (b)	4.00%	05/01/46	749,705
1,000,000	New Hope Cultural Edu Facs Fin Corp TX Stdt Hsg Rev Chf Collegiate Hsg Tarleton St Univ Proj, Ser A (Pre-refunded maturity 04/01/25)	5.00%	04/01/47	1,006,370
1,010,000	Pasadena Indep Sch Dist	5.00%	02/15/25	1,014,870
1,170,000	Richardson TX Ctfs Oblig	5.00%	02/15/26	1,199,020
2,000,000	San Antonio TX Tax Nts	5.00%	02/01/26	2,047,362
1,500,000	Spring Branch TX Indep Sch Dist	5.00%	02/01/26	1,536,451
495,000	Tarrant Cnty TX Cultural Edu Facs Fin Corp Rev Ref Trinity Terrace Proj	5.00%	10/01/25	501,761
875,000	Travis Cnty TX Hsg Fin Corp Mf Hsg Rev Var Kensington Apts (Mandatory put 08/01/25)	3.75%	08/01/26	875,641

First Trust Ultra Short Duration Municipal ETF (FUMB)
Portfolio of Investments (Continued)
October 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Texas (Continued)
$1,000,000	TX St Dept of Hsg & Cmnty Affairs MF Hsg Rev Var Gulfway Manor (Mandatory put 08/01/26)	3.25%	08/01/28	$998,041
1,000,000	TX St Dept of Hsg & Cmnty Affairs Mf Hsg Rev Var Nts Aspen Park (Mandatory put 03/01/26)	5.00%	03/01/41	1,005,313
				31,730,170
	Utah — 0.4%
750,000	Timpanogos UT Spl Svc Dist Swr Rev Ref	5.00%	06/01/25	757,712
	Virginia — 1.2%
845,000	Richmond VA Redev & Hsg Auth Mf Rev Var Townes at River South (Mandatory put 03/01/25)	4.25%	03/01/26	846,118
1,500,000	VA Hsg Dev Auth Var, Ser F (Mandatory put 04/01/26) (c)	3.63%	07/01/55	1,499,929
				2,346,047
	Washington — 1.3%
1,100,000	Centrl Puget Sound WA Regl Transit Auth Sales Tax & Mtr Ve Sustainable Bond, Ser S-1	5.00%	11/01/25	1,122,355
1,000,000	WA St Bid Grp 1, Ser B	5.00%	02/01/25	1,004,004
345,000	WA St Hsg Fin Commn Nonprofit Hsg Rev Ref Emerald Heights Proj, Ser A	5.00%	07/01/25	347,614
				2,473,973
	Wisconsin — 1.0%
1,500,000	Milwaukee WI Prom Nts, Ser N5, BAM	5.00%	12/01/25	1,525,876
410,000	Milwaukee WI Ref Prom Nts, Ser N2	4.00%	03/15/25	410,372
				1,936,248

	Total Investments — 101.2%			200,265,825
	(Cost $200,384,010)
	Net Other Assets and Liabilities — (1.2)%			(2,444,044)
	Net Assets — 100.0%			$197,821,781

(a)
This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P., the Fund’s advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At October 31, 2024, securities noted as such amounted to $7,257,797 or 3.7% of net assets.

(b)	Variable rate demand bond. Interest rate is reset periodically by the agent based on current market conditions.
(c)	When-issued security. The interest rate shown reflects the rate in effect at October 31, 2024. Interest will begin accruing on the security’s first settlement date.

Abbreviations throughout the Portfolio of Investments:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMT	– Alternative Minimum Tax
BAM	– Build America Mutual
BANS	– Bond Anticipation Notes
COPS	– Certificates of Participation
GARVEE	– Grant Anticipation Revenue Vehicle

First Trust Ultra Short Duration Municipal ETF (FUMB)
Portfolio of Investments (Continued)
October 31, 2024 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of October 31, 2024 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 10/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Municipal Bonds*	$200,265,825	$—	$200,265,825	$—

*	See Portfolio of Investments for state and territory breakout.

First Trust Exchange-Traded Fund III
Additional Information
October 31, 2024 (Unaudited)
Valuation Inputs
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.